Financial Instruments and Fair Value Disclosures (Details) (USD $)	9 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2014	May 09, 2013	Dec. 31, 2013 KLC Shares	Dec. 31, 2013 KLC Shares	Sep. 30, 2012 KLC Shares	Sep. 30, 2013 Box Ships Inc.
Derivative [Line Items]
Long term bank loans and loan due from related party interest rate basis		LIBOR
KLC fifteen for one reverse stock split	15-for-1		10-for-1					15-for-1
Total number of KLC shares held by the Company on a reverse stock split adjusted basis	65,896	65,896	7,413
Unrealized loss on change in fair value of marketable securities		$ (2,064,265)	$ (827,377)	$ 0			$ 153,053
Fair value of KLC shares	1,616,329	1,616,329	567,288						414,235
Number of additional KLC shares received from amended Settlement Agreement with KLC						58,483
Investment in equity affiliate - Box Ships Inc. (Loss)		8,229,551	14,041,346							8,229,551
Price of Box Ships common share					$ 2.40
Fair value of the investment in Box Ships					$ 8,250,000